SCHEDULE OF PREPAID DEPOSITS (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Prepaid Deposits
Prepaid rent	$ 6,759	$ 6,759	$ 5,759
Prepaid cards inventory	77,900	77,900	49,313
Prepaid Business Identification Number	209,547	180,847	100,000
Other		5,000
Total	$ 294,206	$ 270,506	$ 155,072